Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Schedule of derivative financial instruments

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Cross-currency swaps designated in a net investment hedge	148	–	–	–	148
Cross-currency swaps designated in a cash flow hedge	34	–	–	(71)	(37)
Cross-currency swaps designated in a fair value hedge	–	–	–	(44)	(44)
Forward foreign exchange designated in a cash flow hedge[1]	–	5	(1)	–	4
Other derivatives	–	49	(49)	–	–
31 December 2024	182	54	(50)	(115)	71

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Cross-currency swaps designated in a net investment hedge	171	2	–	–	173
Cross-currency swaps designated in a cash flow hedge	203	–	–	–	203
Cross-currency swaps designated in a fair value hedge	124	–	–	–	124
Forward foreign exchange designated in a cash flow hedge[1]	–	8	(2)	–	6
Other derivatives	–	80	(79)	–	1
31 December 2025	498	90	(81)	–	507

1	Forward foreign exchange (FX) designated in a cash flow hedge relates to contracts hedging anticipated CNY, EUR, GBP, JPY and SEK transactions occurring in the quarter immediately after the balance sheet date.

Schedule of interest rates on derivative financial instruments

			2025			2024
Derivatives	0.7%	to	3.7%	0.6%	to	4.1%